General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14 - GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022

Payroll and related benefits (including share-based compensation)	1,624	1,886	2,262
Professional services	1,955	1,996	3,369
Others	176	284	226
	3,755	4,166	5,857